Warrants - Banyan (Details) $ / shares in Units, $ in Thousands	3 Months Ended		8 Months Ended
	Jan. 07, 2024 USD ($) $ / shares	Jan. 01, 2023 USD ($)	Jan. 07, 2024 USD ($) D $ / shares	Jan. 01, 2023 USD ($)	Dec. 29, 2023 USD ($) shares	Dec. 28, 2023 shares	Apr. 30, 2023	Jan. 24, 2022 shares
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares) | shares						354,436
Gain on change in fair value of warrant liabilities and other	$ (17,790)	$ 0	$ (19,140)	$ 0
Expiration period							10 years
Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares) | shares					23,985,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding					$ 4,456
Gain on change in fair value of warrant liabilities and other	$ 108
Expiration period	5 years		5 years
Exercisable term			30 days
Public Warrants | Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares) | shares								12,075,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding					$ 25,368
Gain on change in fair value of warrant liabilities and other			$ 17,389
Private Placement Warrants | Private Placement | Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares) | shares								11,910,000
Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 | Public Warrants | Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Price per shares of common stock (in dollars per share) | $ / shares	$ 18.00		$ 18.00
Threshold trading days for redemption of public warrants			20 days
Minimum threshold written notice period for redemption of public warrants			30 days
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants			3 days
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.01
Redemption Of Warrant Price Per Share Equals Or Exceeds10.00 | Public Warrants | Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Price per shares of common stock (in dollars per share) | $ / shares	$ 10.00		$ 10.00
Threshold trading days for redemption of public warrants			20 days
Minimum threshold written notice period for redemption of public warrants			30 days
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.10
Threshold consecutive trading days for redemption of public warrants | D			30